Document And Entity Information	6 Months Ended
Dec. 31, 2021
Document Information Line Items
Entity Registrant Name	COLOR STAR TECHNOLOGY CO., LTD.
Document Type	6-K
Current Fiscal Year End Date	--06-30
Amendment Flag	false
Entity Central Index Key	0001747661
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2
Entity File Number	333-226308